Holdings - Volumetric Fund - C000032757	Jun. 30, 2024
Waste Connections Inc
TOP STOCK HOLDINGS	3.00%
Amazon.com Inc
TOP STOCK HOLDINGS	2.50%
Raymond James Financial
TOP STOCK HOLDINGS	2.30%
Wabtec Corp
TOP STOCK HOLDINGS	2.30%
Jacobs Solutions
TOP STOCK HOLDINGS	2.20%
Analog Devices
TOP STOCK HOLDINGS	2.10%
Arthur J Gallagher & Co
TOP STOCK HOLDINGS	2.10%
Alphabet Inc
TOP STOCK HOLDINGS	2.00%
Applied Materials Inc
TOP STOCK HOLDINGS	1.90%
ServiceNow Inc
TOP STOCK HOLDINGS	1.90%